Derivatives and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Notional Amounts under Swaps Contracts

The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2016	December 31, 2015
Contract notional amounts	10,543	7,407

Amount of Gain or Losses Recognized in Income on Derivatives

The following table sets forth the gains and (losses) recognized on Southwest’s Swaps (derivatives) for the years ended December 31, 2016, 2015, and 2014 and their location in the Consolidated Statements of Income:

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2016		2015		2014
Swaps	Net cost of gas sold	$5,006		$(7,598)		$(2,363)
Swaps	Net cost of gas sold	(5,006	)*	7,598	*	2,363	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Fair Values of Swaps in Consolidated Balance Sheets

The following table sets forth the fair values of the Swaps and their location in the Consolidated Balance Sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2016 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$899	$(54)	$845
Swaps	Prepaids and other current assets	3,551	(19)	3,532

Total		$4,450	$(73)	$4,377

December 31, 2015 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(4,267)	$(4,267)
Swaps	Other deferred credits	4	(1,223)	(1,219)

Total		$4	$(5,490)	$(5,486)

Paid to and Received from Counterparties for Settlements of Matured Swaps

The following table presents the amounts paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
(Thousands of dollars)
Paid to counterparties	$5,583	$7,537	$829

Received from counterparties	$726	$—	$4,713

Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Condensed Consolidated Balance Sheets

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the Consolidated Balance Sheets (thousands of dollars).

December 31, 2016 Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(845)
Swaps	Other current liabilities	(3,532)

December 31, 2015 Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$4,267
Swaps	Deferred charges and other assets	1,219

Significant Other Observable Inputs

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, financial assets and liabilities that were accounted for at fair value (see Note 10 – Pension and Other Post Retirement Benefits for definitions of the levels of the fair value hierarchy):

Level 2 – Significant other observable inputs

	December 31, 2016	December 31, 2015
(Thousands of dollars)
Assets at fair value:
Prepaids and other current assets – Swaps	$3,532	$—
Deferred charges and other assets – Swaps	845	—
Liabilities at fair value:
Other current liabilities – Swaps	—	(4,267)
Other deferred credits – Swaps	—	(1,219)

Net Assets (Liabilities)	$4,377	$(5,486)